Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified			9 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]
Capacity of Vessels			9,403	8,827	8,827
Vessels under construction cost			$ 95,080			$ 953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			November 2013-February 2014	March 2013	Q2 and Q3 2013
Advances for vessel acquisitions	339,552	148,373				339,552	148,373
Number of contracted acquisitions			3	2	5
Pre-delivery installments	324,329	143,131				324,329	143,131
Pre-delivery installments paid during the reporting period						$ 181,198